WESMARK FUNDS

                      WesMark Small Company Growth Fund
                             WesMark Growth Fund
                            WesMark Balanced Fund
                              WesMark Bond Fund
                  WesMark West Virginia Municipal Bond Fund



Dear WesMark Fund shareholder:

The following is a supplement to your prospectus for the WesMark Funds, which reflects the elimination of the sales charge to purchase shares of the Funds. Effective November 18, 2005, the WesMark Funds will now be sold without a sales charge to all investors.

Thank you for pursuing your financial goals through the WesMark Funds, which have been giving investors the opportunity to put their money to work in key financial markets since 1995.
      ------------------------------------------------------------------
Supplement to the Prospectus dated March 31, 2005.


1. Under the section entitled "What are the Funds' Fees and Expenses?" please delete the first section of the fee table entitled "Shareholder Fees" and replace with the following:

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Funds.
                                     WesMark  WesMark  WesMark   WesMark WesMark
                                     Small    Growth   Balanced  Bond    West
                                     Company  Fund     Fund      Fund   Virginia
                                     Growth                            Municipal
Shareholder Fees                     Fund                              Bond Fund



Fees Paid Directly From Your
Investment
Maximum Sales Charge (Load) Imposed  None     None    None     None    None
on Purchases
(as a percentage of offering price)
Maximum Deferred Sales Charge        None     None    None     None    None
(Load) (as a percentage of original
purchase price or redemption
proceeds, as applicable)
Maximum Sales Charge (Load) Imposed  None     None    None     None    None
on Reinvested
Dividends (and other Distributions)
(as a percentage of
offering price)
Redemption Fee (as a percentage of   None     None    None     None    None
amount redeemed,
if applicable)
Exchange Fee                         None     None    None     None    None

------------------------------------------------------------------------------

2.....Under the section entitled "What Do Shares Cost" please delete the share charge tables and subsection entitled "REDUCING THE SALES CHARGE WITH BREAKPOINT DISCOUNTS" in their entirety.





                                                             November 18, 2005

Investment Company Act File No. 811-7925
Cusip 951025501         Cusip 951025402
Cusip 951025204         Cusip 951025105
Cusip 951025303         33942 (11/05)





                                WESMARK FUNDS

                      WesMark Small Company Growth Fund
                             WesMark Growth Fund
                            WesMark Balanced Fund
                              WesMark Bond Fund
                  WesMark West Virginia Municipal Bond Fund

      ------------------------------------------------------------------
Supplement to Statement of Additional Information (SAI) dated March 31, 2005.



1. Please delete the section entitled "What Do Shares Cost" in its entirety and replace with the following:




      WHAT DO SHARES COST?

      Each Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of each Fund.




2. Under the section entitled "How are the Funds Sold" please delete the second paragraph in its entirety.



                                                             November 18, 2005

Investment Company Act File No. 811-7925
Cusip 951025501         Cusip 951025402
Cusip 951025204         Cusip 951025105
Cusip 951025303


33947 (11/05)